Significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2022
Significant Accounting Policies [Abstract]
Disclosure of Expected Loss Rates
The Group applies the following expected loss rates for the financial year ended March 31:

Days past due	2022	2021	2020
0 – 3 months	0%	0%	0%
3 – 6 months	25%	25%	25%
6 – 9 months	50%	50%	50%
9 – 12 months	75%	75%	75%
>12 months	100%	100%	100%